Financial Costs and Gain/(loss) on Derivatives	6 Months Ended
Jun. 30, 2019
Financial Costs and Gain/(loss) on Derivatives
Financial Costs and Gain/(loss) on Derivatives

13. Financial Costs and Gain/(loss) on Derivatives

An analysis of financial costs is as follows:

	For the three months ended		For the six months ended
	June 30, 2018	June 30, 2019	June 30, 2018	June 30, 2019
Amortization and write-off of deferred loan issuance costs	1,615	1,422	4,256	3,959
Interest expense on loans	15,786	16,842	30,860	33,433
Lease expense	—	15	—	31
Commitment fees	135	157	268	457
Other financial costs including bank commissions	185	48	259	236
Total financial costs	17,721	18,484	35,643	38,116

An analysis of gain/loss on derivatives is as follows:

	For the three months ended		For the six months ended
	June 30, 2018	June 30, 2019	June 30, 2018	June 30, 2019
Unrealized (gain)/loss on interest rate swaps held for trading (Note 12)	(1,187)	9,112	(7,557)	14,609
Unrealized loss/(gain) on forward foreign exchange contracts held for trading (Note 12)	186	(466)	186	(356)
Realized gain on interest rate swaps held for trading	(587)	(831)	(544)	(1,928)
Realized loss on forward foreign exchange contracts held for trading	—	451	—	818
Total (gain)/loss on derivatives	(1,588)	8,266	(7,915)	13,143